Notes to the Balance Sheet - Summary of Development Funding Bond - Additional Information (Details) $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Financial Liabilities Royalty Pharma [Line Items]
Market interest rate			7.50%	6.30%	6.30%
Financial Liabilities from Future Payments to Royalty Pharma	€ 119,811,363		€ 102,171,167
Development Funding Bond
Financial Liabilities Royalty Pharma [Line Items]
Borrowings, interest rate	13.30%	13.30%		13.30%	13.30%
Financial Liabilities from Future Payments to Royalty Pharma	€ 8,784,000		€ 0
Addition	56,700,000	$ 57.6
Development Funding Bond | Bottom of range
Financial Liabilities Royalty Pharma [Line Items]
Cash payments development funding bond				€ 147,700,000	$ 150.0
Royalty purchase agreement
Financial Liabilities Royalty Pharma [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma	€ 58,400,000	$ 69.0